Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Nov. 02, 2015
Document Effective Date	Nov. 02, 2015
Prospectus Date	Nov. 02, 2015
Victory CEMP US 500 Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CFLAX
Victory CEMP US 500 Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CFLCX
Victory CEMP US 500 Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CFLIX
Victory CEMP US 500 Volatility Wtd Index Fund | Class R6
Prospectus:
Trading Symbol	CFLHX
Victory CEMP US Small Cap Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CHSAX
Victory CEMP US Small Cap Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CHSCX
Victory CEMP US Small Cap Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CHSIX
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CUHAX
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CUHCX
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CUHIX
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund | Class R6
Prospectus:
Trading Symbol	CUHRX
Victory CEMP Market Neutral Income Fund | Class A
Prospectus:
Trading Symbol	CBHAX
Victory CEMP Market Neutral Income Fund | Class C
Prospectus:
Trading Symbol	CBHCX
Victory CEMP Market Neutral Income Fund | Class I
Prospectus:
Trading Symbol	CBHIX